Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2011
Loans and Allowance for Credit Losses
Loans by Domicile and Type of Industry of Borrower Segment Classification
	2010	2011
	(in millions)
Domestic:
Manufacturing	¥12,027,795	¥11,248,033
Construction	1,427,933	1,280,899
Real estate	12,261,588	11,660,798
Services	3,714,148	3,417,689
Wholesale and retail	8,597,192	8,443,580
Banks and other financial institutions(1)	4,159,603	3,421,419
Communication and information services	1,339,753	1,249,272
Other industries	9,393,031	8,410,092
Consumer	19,096,832	18,420,864

Total domestic	72,017,875	67,552,646

Foreign:
Governments and official institutions	490,376	516,637
Banks and other financial institutions(1)	2,970,470	3,565,502
Commercial and industrial	14,252,704	13,116,390
Other	2,554,209	2,853,671

Total foreign	20,267,759	20,052,200

Unearned income, unamortized premiums—net and deferred loan fees—net	(99,724)	(102,871)

Total(2)	¥92,185,910	¥87,501,975

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥102,268 million and ¥65,162 million at March 31, 2010 and 2011, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual Status of loans by Class
2011
(in millions)
Commercial
Domestic	¥686,084
Manufacturing	137,275
Construction	48,338
Real estate	128,282
Services	74,234
Wholesale and retail	171,870
Banks and other financial institutions	7,238
Communication and information services	32,978
Other industries	36,163
Consumer	49,706
Foreign-excluding UNBC	102,869
Residential	129,777
Card	141,445
UNBC	78,623

Total(1)	¥1,138,798

Note:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.

Summary of Impaired Loans Balance and Related Impairment Allowance by Class

	2010
	Recorded Loan Balance	Impairment Allowance
	(in millions)
Requiring an impairment allowance	¥1,465,040	¥770,262
Not requiring an impairment allowance(1)	360,812	—

Total(2)	¥1,825,852	¥770,262

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥14,524 million at March 31, 2010.

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
			(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.

Credit Quality Indicators of Loans by Class
At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

At March 31, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At March 31, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for a further discussion on FDIC covered loans.

Age Analysis of Past Due Loans by Class

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for a further discussion on FDIC covered loans.

Changes in the Allowance for Credit Losses

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥1,134,940	¥1,156,638	¥1,315,615
Provision for credit losses	626,947	647,793	292,035
Charge-offs	603,298	520,772	385,770
Less—Recoveries	26,446	52,372	43,670

Net charge-offs	576,852	468,400	342,100
Others(1)	(28,397)	(20,416)	(25,094)

Balance at end of fiscal year	¥1,156,638	¥1,315,615	¥1,240,456

Note:

(1)	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.

Schedule of Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:

(1)	Total loans in the above table do not include loans held for sale.

Schedule of Loans Acquired with Deteriorated Credit Quality

	2010	2011
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥807	¥341,843
Cash flows expected to be collected at acquisitions	90	181,663
Fair value of loans at acquisition	90	152,263
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥82,219	¥60,925
Additions	—	29,401
Accretion	(32,121)	(27,321)
Disposals	—	—
Reclassifications from nonaccretable difference	11,035	23,184
Deconsolidation of a subsidiary	(208)	—
Foreign currency translation adjustments	—	(1,461)

Balance at end of fiscal year	¥60,925	¥84,728

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥654,150	¥522,015
Outstanding balance at end of fiscal year	522,015	662,369
Carrying amount at beginning of fiscal year	248,511	188,719
Carrying amount at end of fiscal year	188,719	271,909
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥90	¥760
Carrying amount at end of fiscal year	53,459	29,833
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥23,443	¥25,906
Additional provisions during fiscal year	8,987	13,516
Reductions of allowance during fiscal year	4,047	2,202
Balance of allowance for loan losses at end of fiscal year	25,906	34,985

Schedule of Components of Investments in Direct Financing Leases

	2010	2011
	(in millions)
Minimum lease payments receivable	¥744,027	¥638,287
Estimated residual values of leased property	33,339	26,713
Less—unearned income	(61,398)	(59,333)

Net investment in direct financing leases	¥715,968	¥605,667

Schedule of Future Minimum Lease Payment Receivables Under Noncancellable Leasing Agreements

Direct financing leases
(in millions)
Fiscal year ending March 31:
2012	¥222,133
2013	159,965
2014	112,993
2015	62,589
2016	32,552
2017 and thereafter	48,055

Total minimum lease payment receivables	¥638,287

Principal Amounts Related to Assets and Liabilities of the Special Purpose Entity

	2010	2011
	(in millions)
Principal amounts of commercial loans in trusts	¥47,605	¥25,638

Senior beneficial interests retained by the MUFG Group	¥40,791	¥22,854
Subordinated beneficial interests sold to investors	6,814	2,784

Total beneficial interests	¥47,605	¥25,638

Key Economic Assumptions Used in Measuring the Fair Value of the Senior Beneficial Interests

	2010	2011
One month forward rate	(0.20) - 0.90%	(0.22) - 0.79%
Credit spread	3.11 - 7.89%	2.80 - 7.20%

Sensitivities of the Fair Value to an Immediate Adverse Change

	2010	2011
One month forward rate:
Impact of 10bp adverse change	99.70 - 99.91%	99.85 - 99.92%
Impact of 20bp adverse change	99.42 - 99.84%	99.70 - 99.84%
Credit spread:
Impact of 10% adverse change	97.99 - 99.65%	99.02 - 99.79%
Impact of 20% adverse change	96.00 - 99.31%	98.04 - 99.57%

Cash Flows Between the MUFG Group and the Special Purpose Entity

	2010	2011
	(in millions)
Cash flows from collections received on senior beneficial interests	19,799	17,937
Cash flows from dividends on senior beneficial interests	419	209
Servicing fees collected	3	4